SCHEDULE OF ESTIMATED USEFUL LIVES (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Land Use Right [Member]
Property, Plant and Equipment [Line Items]
Land use right	Over the lease term	Over the lease term
Leasehold Buildings [Member]
Property, Plant and Equipment [Line Items]
Equipment, furniture and fittings	30 years	30 years
Machinery and Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Equipment, furniture and fittings	5 years	5 years
Machinery and Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Equipment, furniture and fittings	10 years	10 years
Furniture and Fixtures [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Equipment, furniture and fittings	1 year	1 year
Furniture and Fixtures [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Equipment, furniture and fittings	5 years	5 years